Investments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of group financial investments
	30 June 2021
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,972	-	-	2,972
Quoted bonds	-	404,026	-	404,026
Quoted funds and alternative investments	-	-	11,174	11,174
Quoted equities**	-	17,600	14,339	31,939
Unquoted equities***	-	6,783	-	6,783
Expected credit losses and impairment	(397)	-	-	(397)
	2,575	428,409	25,513	456,497

	31 December 2020
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	3,103	-	-	3,103
Quoted bonds	-	390,918	-	390,918
Quoted funds and alternative investments	-	-	9,791	9,791
Quoted equities**	-	14,935	12,989	27,924
Unquoted equities***	-	6,748	-	6,748
Expected credit losses and impairment	(397)	-	-	(397)
	2,706	412,601	22,780	438,087

Schedule of expected credit losses and impairment provision for the bonds
	30 June 2021	31 December 2020
	USD ’000	USD ’000

Opening balance	397	268
Addition of provision for investment in debt securities	-	129
Ending balance	397	397

Schedule of fair value of level 3 financial assets
	%	Positive impact	Negative impact	Valuation variables
		USD ’000	USD ’000
30 June 2021	+/-10	676	(676)	Market multiples applied to a range of financial performance measures****
30 June 2020	+/-10	572	(572)	Market multiples applied to a range of financial performance measures****

****	As at 30 June 2021, the fair value measurement of the unquoted equity investment valued at USD 6,427 thousand (30 June 2020: USD 6,504 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 5,778 thousand to USD 7,076 thousand (30 June 2020: USD 6,011 thousand to USD 6,997 thousand).